Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Significant Accounting Policies [Line Items]
Financial impact from change in accounting estimate to Income before income taxes and equity in earnings (losses) of affiliated companies			¥ 51,307
Financial impact from change in accounting estimate to Net Income attributable to NTT			¥ 21,754
Financial impact from change in accounting estimate to per share of common stock of net income attributable to NTT			¥ 9.95
Cash offset reflected in consolidated balance sheet		¥ 123,608	¥ 95,556
Inventory write-down		18,880	13,716	¥ 4,415
Interest costs incurred		45,446	47,958	51,460
Interest costs, capitalized during period		¥ 3,776	3,942	¥ 3,776
Recognized income tax positions chance of being sustained, minimum		50.00%
VIEs established to develop and lease real estate		¥ 193,000	¥ 221,000
Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		(9,597)
Retained Earnings | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		700
Accumulated other comprehensive income (loss) (Notes 8, 11, 15 and 21) | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		(9,702)
Noncontrolling interests | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		(595)
Redeemable Noncontrolling Interests | Restatement Adjustment
Significant Accounting Policies [Line Items]
Increase in retained earning		¥ (419)
Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Telecommunications Network Software
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Internal-use Software
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years	7 years
Computer Software | Minimum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years		5 years
Computer Software | Maximum
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, average useful life, years		7 years